UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST VelocityShares Equal Risk Weighted Large Cap ETF

Semi-Annual Report

October 31, 2013
(Unaudited)

VelocityShares
Equal Risk Weighted Large Cap ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Approval of Advisory Agreements & Board Considerations	18
Disclosure of Fund Expenses	20
Supplemental Information	21

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-583-5624; and (ii) on the Commission’s website at http://www.sec.gov.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%
Consumer Discretionary — 15.0%
Abercrombie & Fitch, Cl A	1,289	$48,312
Amazon.com	155	56,425
AutoNation*	844	40,706
AutoZone*	182	79,114
Bed Bath & Beyond*	1,036	80,103
Best Buy	1,697	72,632
BorgWarner	305	31,455
Cablevision Systems, Cl A	2,965	46,106
CarMax	593	27,865
Carnival	2,093	72,523
CBS, Cl B	584	34,538
Chipotle Mexican Grill, Cl A	185	97,489
Coach	1,161	58,840
Comcast, Cl A	1,183	56,287
Darden Restaurants	848	43,697
Delphi Automotive	590	33,748
DIRECTV*	637	39,806
Discovery Communications, Cl A*	654	58,154
Dollar General	1,734	100,191
Dollar Tree	930	54,312
DR Horton	1,039	19,689
Expedia	1,408	82,903
Family Dollar Stores	1,050	72,324
Ford Motor	1,408	24,091
Fossil Group*	311	39,478
GameStop, Cl A	2,699	147,959

Description	Shares	Fair Value

Gannett	1,522	$42,114
Gap	928	34,327
Garmin	1,031	48,199
General Motors	787	29,080
Genuine Parts	509	40,124
Goodyear Tire & Rubber	1,619	33,966
H&R Block	1,176	33,445
Harley-Davidson	525	33,621
Harman International Industries	395	32,003
Hasbro	1,281	66,164
Home Depot	743	57,872
International Game Technology	1,625	30,550
Interpublic Group of	2,048	34,406
JC Penney	6,002	45,015
Johnson Controls	719	33,182
Kohl's	2,288	129,958
L Brands	1,056	66,116
Leggett & Platt	1,064	31,643
Lennar, Cl A	783	27,836
Lowe's	814	40,521
Macy's	786	36,243
Marriott International, Cl A	837	37,732
Mattel	1,492	66,200
McDonald's	1,059	102,215
Netflix	160	51,597
Newell Rubbermaid	1,293	38,312
NIKE, Cl B	772	58,487
Nordstrom	702	42,450
Omnicom Group	630	42,909
O'Reilly Automotive	387	47,914
PetSmart	933	67,885
priceline.com*	46	48,476
PulteGroup	970	17,120
PVH	418	52,070
Ralph Lauren, Cl A	257	42,569
Ross Stores	746	57,703
Scripps Networks Interactive, Cl A	728	58,604
Staples	2,625	42,315
Starbucks	544	44,091
Starwood Hotels & Resorts Worldwide	377	27,755
Target	1,294	83,838
Tiffany	492	38,952
Time Warner	701	48,187
Time Warner Cable	563	67,644
TJX	848	51,550
TripAdvisor*	788	65,175
Twenty-First Century Fox, Cl A	1,564	53,301
Urban Outfitters*	1,610	60,987

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited) (Continued)

Description	Shares	Fair Value

VF	262	$56,330
Viacom, Cl B	619	51,557
Walt Disney	558	38,273
Washington Post, Cl B	134	86,205
Whirlpool	185	27,012
Wyndham Worldwide	649	43,094
Wynn Resorts	197	32,751
Yum! Brands	898	60,723
		4,257,115

Consumer Staples — 8.8%
Altria Group	1,240	46,165
Archer-Daniels-Midland	1,193	48,794
Avon Products	1,458	25,515
Beam	624	41,995
Brown-Forman, Cl B	607	44,299
Campbell Soup	1,443	61,429
Clorox	942	84,959
Coca-Cola	1,636	64,736
Coca-Cola Enterprises	941	39,268
Colgate-Palmolive	720	46,606
ConAgra Foods	2,634	83,788
Constellation Brands, Cl A*	970	63,341
Costco Wholesale	452	53,336
CVS Caremark	841	52,361
Dr Pepper Snapple Group	1,434	67,900
Estee Lauder, Cl A	724	51,375
General Mills	1,738	87,630
Hershey	760	75,422
Hormel Foods	1,238	53,803
JM Smucker	684	76,068
Kellogg	1,392	88,044
Kimberly-Clark	632	68,256
Kraft Foods Group	663	36,054
Kroger	1,096	46,953
Lorillard	1,272	64,885
McCormick	818	56,565
Mead Johnson Nutrition, Cl A	1,237	101,013
Molson Coors Brewing, Cl B	1,024	55,296
Mondelez International, Cl A	1,680	56,515
Monster Beverage	1,042	59,634
PepsiCo	875	73,579
Philip Morris International	585	52,135
Procter & Gamble	960	77,520
Reynolds American	866	44,487
Safeway	2,960	103,304
Sysco	1,903	61,543
Tyson Foods, Cl A	3,424	94,742
Walgreen	1,027	60,839

Description	Shares	Fair Value

Wal-Mart Stores	1,178	$90,412
Whole Foods Market	579	36,552
		2,497,118

Energy — 6.6%
Anadarko Petroleum	399	38,021
Apache	667	59,230
Baker Hughes	832	48,331
Cabot Oil & Gas	1,951	68,909
Cameron International*	611	33,519
Chesapeake Energy	1,639	45,826
Chevron	409	49,064
ConocoPhillips	635	46,545
CONSOL Energy	995	36,318
Denbury Resources*	1,653	31,390
Devon Energy	602	38,058
Diamond Offshore Drilling	649	40,193
Ensco, Cl A	609	35,109
EOG Resources	167	29,793
Equities	450	38,525
Exxon Mobil	606	54,310
FMC Technologies*	569	28,763
Halliburton	744	39,454
Helmerich & Payne	426	33,036
Hess	548	44,498
Kinder Morgan	1,761	62,181
Marathon Oil	775	27,327
Marathon Petroleum	690	49,445
Murphy Oil	707	42,646
Nabors Industries	1,599	27,951
National Oilwell Varco	615	49,926
Newfield Exploration	1,335	40,651
Noble	850	32,045
Noble Energy	498	37,315
Occidental Petroleum	464	44,581
Peabody Energy	1,925	37,499
Phillips 66	564	36,339
Pioneer Natural Resources	124	25,393
QEP Resources	1,429	47,243
Range Resources	730	55,268
Rowan, Cl A*	1,188	42,863
Schlumberger	455	42,643
Southwestern Energy	1,296	48,237
Spectra Energy	3,382	120,298
Tesoro	533	26,058
Valero Energy	831	34,212
Williams	2,099	74,955
WPX Energy*	1,680	37,195
		1,881,163

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited) (Continued)

Description	Shares	Fair Value

Financials — 11.9%
ACE	483	$46,098
Aflac	632	41,067
Allstate	844	44,783
American Express	516	42,209
American International Group	571	29,492
American Tower, Cl A‡	603	47,848
Ameriprise Financial	253	25,437
Aon	529	41,839
Apartment Investment & Management, Cl A‡	1,619	45,300
Assurant	928	54,270
AvalonBay Communities‡	401	50,145
Bank of America	1,928	26,915
Bank of New York Mellon	953	30,305
BB&T	1,446	49,121
Berkshire Hathaway, Cl B	338	38,897
BlackRock, Cl A	72	21,658
Boston Properties‡	391	40,468
Capital One Financial	518	35,571
CBRE Group, Cl A	1,316	30,571
Charles Schwab	1,723	39,026
Chubb	519	47,790
Cincinnati Financial	811	40,550
Citigroup	519	25,317
CME Group, Cl A	2,828	209,866
Comerica	1,221	52,869
Discover Financial Services	573	29,727
E*TRADE Financial*	1,730	29,254
Equity Residential‡	959	50,213
Fifth Third Bancorp	1,999	38,041
Franklin Resources	388	20,898
Genworth Financial, Cl A*	1,693	24,599
Goldman Sachs Group	175	28,150
Hartford Financial Services Group	842	28,376
HCP‡	1,046	43,409
Health Care‡	634	41,115
Host Hotels & Resorts‡	1,313	24,356
Hudson City Bancorp	6,785	60,929
Huntington Bancshares	4,840	42,592
IntercontinentalExchange	224	43,171
Invesco	690	23,288
JPMorgan Chase	669	34,480
KeyCorp	2,941	36,851
Kimco Realty‡	1,512	32,478
Legg Mason	566	21,774
Leucadia National	984	27,887
Lincoln National	854	38,780

Description	Shares	Fair Value

Loews	863	$41,692
M&T Bank	650	73,144
Macerich‡	514	30,434
Marsh & McLennan	878	40,212
McGraw Hill Financial	644	44,874
MetLife	679	32,124
Moody's	368	26,003
Morgan Stanley	808	23,214
NASDAQ OMX Group	1,191	42,197
Northern Trust	807	45,531
NYSE Euronext	1,288	56,698
People's United Financial	4,353	62,814
Plum Creek Timber‡	768	34,867
PNC Financial Services Group	750	55,147
Principal Financial Group	695	32,985
Progressive	1,827	47,447
Prologis‡	875	34,956
Prudential Financial	360	29,300
Public Storage‡	272	45,416
Regions Financial	3,828	36,864
Simon Property Group‡	223	34,465
SLM	1,949	49,446
State Street	490	34,334
SunTrust Banks	967	32,530
T Rowe Price Group	402	31,119
Torchmark	612	44,590
Travelers	528	45,566
Unum Group	1,388	44,055
US Bancorp	2,086	77,933
Ventas‡	657	42,863
Vornado Realty Trust‡	492	43,817
Wells Fargo	1,009	43,074
Weyerhaeuser‡	1,257	38,213
XL Group, Cl A	1,111	33,963
Zions Bancorporation	1,600	45,392
		3,355,059

Health Care — 16.7%
Abbott Laboratories	1,349	49,306
AbbVie	874	42,345
Actavis*	325	50,239
Aetna	1,107	69,409
Alexion Pharmaceuticals*	332	40,819
Allergan	833	75,478
AmerisourceBergen, Cl A	1,680	109,754
Amgen	595	69,020
Baxter International	1,030	67,846
Becton Dickinson	472	49,621
Biogen Idec	165	40,291

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited) (Continued)

Description	Shares	Fair Value

Boston Scientific*	3,243	$37,911
Bristol-Myers Squibb	1,035	54,358
Cardinal Health	898	52,677
CareFusion*	1,730	67,072
Celgene*	246	36,529
Cerner	944	52,892
Cigna	1,611	124,015
Covidien	707	45,326
CR Bard	496	67,565
DaVita HealthCare Partners*	961	54,018
DENTSPLY International	1,269	59,770
Edwards Lifesciences*	9,430	614,742
Eli Lilly	1,416	70,545
Express Scripts Holding	1,351	84,465
Forest Laboratories	1,175	55,260
Gilead Sciences	554	39,328
Hospira	1,013	41,047
Humana	1,286	118,505
Intuitive Surgical	2,127	790,180
Johnson & Johnson	614	56,863
Laboratory Corp of America Holdings*	1,312	132,381
McKesson	401	62,692
Medtronic	860	49,364
Merck	3,328	150,059
Mylan*	1,318	49,913
Patterson	1,250	53,137
PerkinElmer	2,757	104,876
Perrigo	548	75,564
Pfizer	5,931	181,963
Quest Diagnostics	1,612	96,575
Regeneron Pharmaceuticals*	71	20,420
St. Jude Medical	755	43,329
Stryker	565	41,731
Tenet Healthcare*	788	37,186
Thermo Fisher Scientific	531	51,921
UnitedHealth Group	1,294	88,328
Varian Medical Systems*	544	39,484
Vertex Pharmaceuticals*	705	50,295
Waters*	390	39,359
WellPoint	731	61,989
Zimmer Holdings	430	37,612
Zoetis, Cl A	2,365	74,876
		4,730,250

Industrials — 9.8%
3M	369	46,439
ADT	1,858	80,581
AMETEK	823	39,364
Boeing	343	44,761

Description	Shares	Fair Value

Caterpillar	581	$48,432
CH Robinson Worldwide	1,112	66,431
Cintas	1,288	69,256
CSX	1,186	30,907
Cummins	251	31,882
Danaher	670	48,300
Deere	864	70,710
Delta Air Lines	997	26,301
Dover	371	34,054
Dun & Bradstreet	317	34,486
Eaton	372	26,248
Emerson Electric	479	32,079
Equifax	793	51,283
Expeditors International of Washington	864	39,130
Fastenal	656	32,669
FedEx	334	43,754
Flowserve	493	34,249
Fluor	333	24,715
General Dynamics	475	41,149
General Electric	1,998	52,228
Honeywell International	378	32,784
Illinois Tool Works	435	34,274
Ingersoll-Rand	492	33,225
Iron Mountain	4,232	112,317
Jacobs Engineering Group*	691	42,027
Joy Global	748	42,449
Kansas City Southern	258	31,352
L-3 Communications Holdings	519	52,134
Lockheed Martin	393	52,403
Masco	1,114	23,539
Nielsen Holdings	3,006	118,557
Norfolk Southern	393	33,806
Northrop Grumman	484	52,035
PACCAR	479	26,632
Pall	389	31,322
Parker Hannifin	295	34,432
Pentair	519	34,820
Pitney Bowes	3,422	73,026
Precision Castparts	169	42,833
Quanta Services*	1,072	32,385
Raytheon	588	48,434
Republic Services, Cl A	1,489	49,837
Robert Half International	888	34,215
Rockwell Automation	276	30,473
Rockwell Collins	544	37,988
Roper Industries	413	52,372
Ryder System	448	29,492
Snap-on	357	37,153

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited) (Continued)

Description	Shares	Fair Value

Southwest Airlines	2,025	$34,870
Stanley Black & Decker	513	40,573
Stericycle*	429	49,850
Textron	946	27,235
Tyco International	1,030	37,646
Union Pacific	235	35,579
United Parcel Service, Cl B	674	66,214
United Technologies	354	37,612
Waste Management	1,032	44,933
WW Grainger	158	42,497
Xylem	1,739	59,996
		2,782,729

Information Technology — 13.3%
Accenture, Cl A	690	50,715
Adobe Systems	1,607	87,099
Advanced Micro Devices	3,509	11,720
Agilent Technologies	813	41,268
Akamai Technologies*	696	31,139
Altera	1,216	40,858
Amphenol, Cl A	492	39,503
Analog Devices	731	36,038
Apple	315	164,540
Applied Materials	2,260	40,341
Autodesk*	1,191	47,533
Automatic Data Processing	742	55,628
Broadcom, Cl A	1,827	48,817
CA	1,455	46,211
Cisco Systems	2,755	61,988
Citrix Systems	1,234	70,066
Cognizant Technology Solutions, Cl A*	896	77,889
Computer Sciences	1,293	63,693
Corning	1,722	29,429
eBay*	592	31,204
Electronic Arts*	1,693	44,441
EMC	3,141	75,604
F5 Networks*	344	28,039
Fidelity National Information Services	961	46,849
First Solar*	552	27,749
Fiserv	536	56,135
FLIR Systems	2,421	68,950
Google, Cl A*	51	52,560
Harris	724	44,859
Hewlett-Packard	6,611	161,110
Intel	3,255	79,520
International Business Machines	416	74,551
Intuit	3,022	215,801
Jabil Circuit	1,870	39,008
JDS Uniphase	1,664	21,782

Description	Shares	Fair Value

Juniper Networks	3,296	$61,437
KLA-Tencor	647	42,443
Lam Research*	584	31,670
Linear Technology	976	40,153
LSI	3,241	27,484
MasterCard, Cl A	55	39,441
Microchip Technology	1,069	45,924
Micron Technology	1,740	30,763
Microsoft	2,416	85,406
Motorola Solutions	1,833	114,599
NetApp	2,116	82,122
NVIDIA	3,637	55,210
Oracle	2,139	71,656
Paychex	1,298	54,853
QUALCOMM	1,396	96,980
Red Hat*	1,222	52,876
Salesforce.com*	871	46,477
SanDisk	469	32,596
Seagate Technology	674	32,810
Symantec	3,585	81,523
TE Connectivity	662	34,086
Teradata	818	36,049
Teradyne*	1,570	27,459
Texas Instruments	1,080	45,446
Total System Services	2,412	71,950
VeriSign*	1,139	61,825
Visa, Cl A	219	43,071
Western Digital	499	34,745
Western Union	2,914	49,596
Xerox	4,707	46,788
Xilinx	873	39,652
Yahoo!*	1,051	34,609
		3,764,336

Materials — 7.1%
Air Products & Chemicals	543	59,192
Airgas	456	49,736
Alcoa	5,739	53,201
Allegheny Technologies	795	26,314
Avery Dennison	736	34,680
Ball	1,597	78,077
Bemis	1,649	65,795
CF Industries Holdings	363	78,263
Cliffs Natural Resources	1,115	28,633
Dow Chemical	895	35,326
Eastman Chemical	492	38,765
Ecolab	481	50,986
EI du Pont de Nemours	703	43,024
FMC	675	49,113

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2013 (Unaudited) (Concluded)

Description	Shares	Fair Value

Freeport-McMoRan Copper & Gold	919	$33,782
International Flavors & Fragrances	426	35,209
International Paper	844	37,651
LyondellBasell Industries, Cl A	509	37,971
MeadWestvaco	1,143	39,834
Monsanto	533	55,901
Mosaic	1,275	58,459
Newmont Mining	24,289	662,118
Nucor	722	37,378
Owens-Illinois	874	27,785
PPG Industries	195	35,603
Praxair	612	76,322
Sealed Air	1,099	33,168
Sherwin-Williams	245	46,060
Sigma-Aldrich	582	50,302
United States Steel	1,558	38,779
Vulcan Materials	430	23,026
		2,020,453

Telecommunication Services — 1.7%
AT&T	2,549	92,274
CenturyLink	2,036	68,939
Crown Castle International	1,074	81,645
Frontier Communications	12,732	56,148
Verizon Communications	1,693	85,513
Windstream Holdings	9,649	82,499
		467,018

Utilities — 9.0%
AES	3,532	49,766
AGL Resources	1,378	65,951
Ameren	1,375	49,747
American Electric Power	1,372	64,264
CenterPoint Energy	2,117	52,078
CMS Energy	2,480	68,101
Consolidated Edison	1,521	88,553
Dominion Resources	1,021	65,089
DTE Energy	1,076	74,395
Duke Energy	1,057	75,819
Edison International	3,501	171,654
Entergy	1,190	77,017
Exelon	9,271	264,594
FirstEnergy	4,320	163,598
Integrys Energy Group	880	51,638
NextEra Energy	800	67,800
NiSource	2,580	81,322
Northeast Utilities	1,153	49,452
NRG Energy	2,556	72,923
ONEOK	1,252	70,738
Pepco Holdings	2,781	53,618

Description	Shares/Face Amount	Fair Value

PG&E	2,137	$89,433
Pinnacle West Capital	863	48,354
PPL	4,968	152,170
Public Service Enterprise Group	2,176	72,896
SCANA	1,153	53,764
Sempra Energy	679	61,884
Southern	2,150	87,956
TECO Energy	3,510	60,267
Wisconsin Energy	1,433	60,344
Xcel Energy	2,416	69,726
		2,534,911

Total Common Stock
(Cost $27,929,167)		28,290,152

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 12/01/13	$14,650	14,650

Total Time Deposits
(Cost $14,650)		14,650

Total Investments - 100.0%
(Cost $27,943,817)		$28,304,802

Percentages are based on Net Assets of $28,309,005.

* — Non-income producing security

‡ — Real Estate Investment Trust

Cl — Class

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$28,290,152	$—	$—	$28,290,152
Time Deposits	—	14,650	—	14,650

Total Investments in Securities	$28,290,152	$14,650	$—	$28,304,802

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets:
Investments at Cost	$27,943,817
Investments at Fair Value	$28,304,802
Dividends Receivable	19,667
Total Assets	28,324,469

Liabilities:
Payable Due to Investment Adviser	15,464
Total Liabilities	15,464

Net Assets	$28,309,005

Net Assets Consist of:
Paid-in Capital	$27,789,500
Undistributed Net Investment Income	20,120
Accumulated Net Realized Gain on Investments	138,400
Net Unrealized Appreciation on Investments	360,985
Net Assets	$28,309,005

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	550,000
Net Asset Value, Offering and Redemption Price Per Share	$51.47

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF (1)
Statement of Operations

For the period ended October 31, 2013 (Unaudited)

Investment Income:
Dividend Income	$61,552
Interest Income	1
Total Investment Income	61,553

Expenses:
Management Fees	26,864
Total Expenses	26,864

Net Investment Income	34,689

Net Realized and Unrealized Gains on Investments:
Net Realized Gain on Investments	138,400
Net Change in Unrealized Appreciation on Investments	360,985
Net Realized and Unrealized Gains on Investments	499,385

Net Increase in Net Assets Resulting from Operations	$534,074

(1)	Commenced operations on July 29, 2013.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF (1)
Statement of Changes in Net Assets

For the period ended October 31, 2013 (Unaudited)

Operations:
Net Investment Income	$34,689
Net Realized Gain on Investments	138,400
Net Change in Unrealized Appreciation on Investments	360,985
Net Increase in Net Assets Resulting from Operations	534,074

Distributions to Shareholders:
Investment Income	(14,569)
Total Distributions to Shareholders	(14,569)

Capital Share Transactions:
Issued In-Kind	32,819,000
Redeemed In-Kind	(5,029,500)
Increase in Net Assets from Capital Share Transactions	27,789,500

Total Increase in Net Assets	28,309,005

Net Assets:
Beginning of Period	—
End of Period (Includes Undistributed Net Investment Income of $20,120)	$28,309,005

Share Transactions:
Issued In-Kind	650,000
Redeemed	(100,000)
Net Increase in Shares Outstanding from Share Transactions	550,000

(1)	Commenced operations on July 29, 2013.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Financial Highlights

For the period ended October 31, 2013 (Unaudited)

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income *	Net Realized and Unrealized Gain on Investments	Total from Operations	Distribution from Net Investment Income	Total from Distributions	Net Asset Value, End of Period	Total Return (1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover
VelocityShares Equal Risk Weighted Large Cap ETF
2013‡	$50.00	$0.11	$1.38	$1.49	$(0.02)	$(0.02)	$51.47	2.99%	$28,309	0.65	%(2)	0.84	%(2)	101	%(3)

‡	Commenced operations July 29, 2013.

*	Per share data calculated using average shares method.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited)

1.	ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 6 investment portfolios. The financial statements herein are those of the VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on July 29, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes (continued) — The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $2,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee

VelocityShares Equal Risk Weighted Large Cap ETF	50,000	$2,000	$2,573,500	$2,000

Organizational Expenses —All organizational and offering expenses of the Trust were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Concentration of Credit Risk— Cash at October 31, 2013, is on deposit at Brown Brothers Harriman in a non-interest bearing account.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited) (Continued)

3.	AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. Index Management Solutions, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
VelocityShares Equal Risk Weighted Large Cap ETF(1)	$36,775,199	$16,603,885

(1)	Commenced operations on July 29, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
VelocityShares Equal Risk Weighted Large Cap ETF(1)	$12,647,895	$5,028,009	$136,598

(1)	Commenced operations on July 29, 2013.

5.	TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2013, there were no losses carried forward under these new provisions.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
VelocityShares Equal Risk Weighted Large Cap ETF	$27,943,817	$859,476	$(498,491)	$360,985

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2013 (Unaudited) (Concluded)

6.	RISKS OF INVESTING IN THE FUND

The Fund will normally invest at least 80% of its total assets in securities of the Index, which is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index.

The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

7.	OTHER

At October 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Approval of Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 28, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”) and 2) a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”) on behalf of the Fund.

The initial approval of, as well as the continuation of, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to and at the Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

In connection with the Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser discussed services proposed to be provided to the Fund and its investment personnel. A representative from the Sub-Adviser also discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The Adviser’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the Meeting, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services To Be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser. Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Board noted that it had previously reviewed the Adviser and the Sub-Adviser’s registration form (“Form ADV”) as well as responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further noted that, as reported by the Adviser and Sub-Adviser’s representatives, there were no material changes in the information about the Adviser or the Sub-Adviser since the Board was last presented with such information.

VelocityShares
Equal Risk Weighted Large Cap ETF
Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

The Board also considered the Adviser and Sub-Adviser’s experience working with exchange-traded funds. The Board acknowledged its familiarity with the types of services provided by both the Adviser and Sub-Adviser because they currently provide services to existing funds in the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services To Be Provided

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and the Sub-Adviser, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees paid by the Trust under the distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. Because the Fund is new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unified fee structure of the Trust. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

VelocityShares
Equal Risk Weighted Large Cap ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 07/29/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period
VelocityShares Equal Risk Weighted Large Cap ETF
Actual Fund Return	$1,000.00	$1,029.90	0.65%	$1.72(1)
Hypothetical 5% Return	$1,000.00	$1,011.32	0.65%	$3.30(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 95/365 (to reflect the actual time the Fund was operational from 07/29/13-10/31/13).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

VelocityShares
Equal Risk Weighted Large Cap ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.velocitysharesetfs.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street, NW,
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, OH 44145

This information must be preceded or accompanied by a current prospectus for the Fund.

VEL- SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: January 6, 2014